Balance Sheets (USD $)	Apr. 30, 2013
ASSETS
CASH	$ 6,000
INTANGIBLES
Patent, net of amortization	259,625
TOTAL ASSETS	265,625
LIABILITIES AND STOCKHOLDERS' EQUITY
DUE TO STOCKHOLDER	14,050
STOCKHOLDERS' EQUITY
Common stock Authorized - 22,000,000 shares, no par value Issued and outstanding - 19,610,000 shares	299,000
Preferred stock Authorized - 10,000,000 shares, no par value Issued and outstanding - 7,000,000 shares	70,000
Additional paid-in capital	380,000
Accumulated deficit	(497,425)
Total stockholders' equity	251,575
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 265,625